Financial Instruments	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Financial Instruments
32.	Financial Instruments
Capital management
The NEC Group focuses on the business operation for emphasizing capital efficiency, invests to growth sectors, and enhances capital base to create long-term corporate value of the NEC Group. The NEC Group manages net debt-equity ratio for enhancing capital base.
Total assets, total liabilities, and total equity are as follows:
Condensed Consolidated Statement of Financial Position as of March 31, 2019 and 2020

	JPY (billions)		YoY Change
	2019	2020	2020/2019
Total Assets	2,963.2	3,123.3	160.0
Total liabilities	1,903.5	2,008.7	105.2
Total equity	1,059.7	1,114.5	54.8

Interest-bearing debt	552.5	675.4	122.9
Net interest-bearing debt	274.2	316.2	42.0
Equity attributable to owners of the parent	858.9	910.7	51.7
Ratio of equity attributable to owners of the parent	29.0%	29.2%	0.2
Debt equity ratio	0.64 times	0.74 times	0.10
Net debt-equity ratio	0.32 times	0.35 times	0.03
* Net debt-equity ratio = (Interest-bearing debt – Cash and cash equivalents) / Equity attributable to owners of the parent

Financial risk management
The NEC Group operates its business in various countries and jurisdictions, and as such, it has exposure to credit risk, liquidity risk, and market risk (mainly represented by interest rate risk and currency risk). The NEC Group conducts appropriate risk management activities to minimize the effect of these financial risks on its financial position and performance.
Credit risk
Credit risk is a risk of financial loss to the NEC Group if a customer or a counterparty to a financial instrument fails to meet its obligations and arises principally from the NEC Group’s receivables from customers and investments in debt securities. The NEC Group is monitoring the financial position and past due balances of customers in order to minimize the risk of default resulting from deterioration of customers’ financial position. Further, if necessary, preventative measures are taken by holding collateral or through other means. Financial institutions with high credit capabilities are selected as counterparties while dealing in derivative transactions, deposit transactions, and the purchase of financial assets for short-term investments in order to reduce the counterparty risk.
The NEC Group guarantees its employees and its subcontractors’ borrowings from financial institutions. The total amounts of financial guarantee were 645 million JPY and 574 million JPY as of March 31, 2019 and 2020, respectively. The maximum exposure to credit risk, without taking into account of any collateral held at the end of the reporting period, is represented by the total amount of financial guarantee and carrying amount of the financial instruments which is exposed to credit risk in the consolidated statement of financial position.
Credit risk exposure relating to trade and other receivables and contract assets
The trade and other receivables are mainly from Japanese customers. An allowance for expected credit losses for trade and other receivables and contract assets is measured at an amount equal to the lifetime expected credit losses. The assets are grouped by each asset with similar characteristics of credit risks and expected credit losses are calculated based on historical default rates, concerning the current conditions and future economic environment. Expected credit losses for credit-impaired financial assets are calculated by each asset.
The NEC Group determines whether credit risk of financial assets has increased significantly since initial recognition by considering reasonable and supportable information. This information includes past information, external ratings, past due information, as well as forward-looking information.
The NEC Group determines that credit risk has increased significantly since initial recognition when, for example, a borrower falls under any of the following conditions:

•	The external rating of the borrower is deemed ineligible for investment.

•	The delinquency period exceeds 30 days.
The NEC Group defines that a default has occurred when a borrower falls under any of the following conditions:

•	It is judged that there is almost no possibility that the borrower pays obligations to the NEC Group without executing the security interest.

•	The delinquency period exceeds 90 days.
The NEC Group determines that a financial asset has been credit impaired when any of the following situations is confirmed:

•	Significant financial difficulty of the issuer or borrower.

•	A breach of contract, such as a default or past due event.

•
The lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider.

•	It is becoming probable that the borrower will enter bankruptcy or other financial reorganization.

•	The disappearance of an active market for that financial asset because of financial difficulties.
Credit risk exposure relating to trade receivables
The NEC Group’s credit risk exposure relating to trade receivables as of March 31, 2019 and 2020, is as follows:

	JPY (millions)
	Gross carrying amount of a financial asset	Allowance for expected credit losses	Carrying amount, net of allowance for expected credit losses
March 31, 2019	673,922	(8,366)	665,556
March 31, 2020	686,839	(7,343)	679,496
In determining whether the financial assets are credit-impaired, the NEC Group uses reasonable and substantiated information which is available without undue cost or effort. The NEC Group considers that the financial assets are not credit-impaired if the information provides counterevidence. Expected credit losses from other receivables, contract assets, other financial assets, and financial guarantee contracts are not significant and the table above does not include them.
The changes in allowance for expected credit losses on trade receivables for the fiscal years ended March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Beginning balance	7,771	8,366
Increase	2,495	1,144
Decrease (written off)	(1,438)	(978)
Decrease (reversal)	(568)	(660)
Others	106	(529)

Ending balance	8,366	7,343

Liquidity risk
Liquidity risk is the risk that the NEC Group encounters difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The NEC Group’s approach of managing liquidity is to ensure that it has sufficient liquidity to meet its liabilities when they are due. The NEC Group periodically updates forecasts of its future cash flows aiming to maintain the level of its cash and cash equivalents and the unused balance of commitment line of credit at an amount in excess of expected cash outflows on financial liabilities required for conducting its business.
The following are the remaining contractual maturities of financial liabilities as of March 31, 2019 and 2020. The amounts below include contractual interest payments and exclude the impact of netting agreements.

As of March 31, 2019

	JPY (millions)
	Carrying amount	Contractual cash flows	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
Non-derivative financial liabilities:
Trade and other payables	482,596	482,596	482,596	—	—	—	—	—
Accruals	52,775	52,775	52,775	—	—	—	—	—
Short-term borrowings	80,634	82,602	82,602	—	—	—	—	—
Commercial papers	30,000	30,000	30,000	—	—	—	—	—
Long-term borrowings	236,731	347,092	50,206	6,234	7,539	10,306	43,618	229,189
Bonds	199,441	203,186	706	55,631	555	55,449	30,283	60,562
Finance lease obligations	5,713	5,827	1,715	1,839	1,038	781	370	84
Derivative financial liabilities:
Forward exchange contracts	1,064	1,064	511	445	60	18	20	10

Total	1,088,954	1,205,142	701,111	64,149	9,192	66,554	74,291	289,845

As of March 31, 2020
	JPY (millions)
	Carrying amount	Contractual cash flows	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
Non-derivative financial liabilities:
Trade and other payables	460,881	460,881	460,881	—	—	—	—	—
Accruals	56,795	56,795	56,795	—	—	—	—	—
Short-term borrowings	96,976	99,474	99,474	—	—	—	—	—
Long-term borrowings	223,248	332,170	6,051	6,741	44,501	43,678	3,864	227,335
Bonds	199,596	202,242	55,631	555	55,438	30,283	25,199	35,136
Lease liabilities	155,599	162,261	49,777	38,093	29,729	17,464	12,348	14,850
Derivative financial liabilities:
Forward exchange contracts	1,058	1,058	828	210	5	9	6	—

Total	1,194,153	1,314,881	729,437	45,599	129,673	91,434	41,417	277,321

It is not expected that the contractual cash flows included in the maturity analysis disclosed above could occur significantly earlier or at significantly different amounts.
However, certain long-term borrowings with an aggregate principal amount of 130,000 million JPY contain a covenant for early repayment, under which the NEC Group is able to make an early repayment of all (or part) of the principal during or after 2021, provided that certain conditions are met.
Market risk
Interest rate risk
Interest-bearing debts with floating interest rates, including long-term borrowings, are exposed to interest rate risk. The NEC Group may use interest rate swaps as hedges of the variability in cash flows attributable to interest rate risk.
The following table shows the floating-rate financial liabilities of the NEC Group as of March 31, 2019 and 2020. Interest-bearing debts with floating rates that are fixed rates in substance under interest rate swap contracts are excluded from the amounts.

	JPY (millions)
	2019	2020
	Carrying amount	Carrying amount
Long-term borrowings (floating rates)	67,407	65,671
Sensitivity analysis for financial instruments with floating rates
An increase of 1% in interest rates on the financial instruments with floating rates at the end of the reporting period would have decreased profit before income taxes by the amounts shown below. The amounts are calculated by multiplying the balance of financial liabilities with the floating rate held by the NEC Group at the end of the reporting period (except for those with floating rates that are fixed rates in substance under interest rate swap contracts) by 1% and assuming that all other variables, in particular foreign current exchange rates, remain constant. The analysis applies the same assumptions in each fiscal year.

	JPY (millions)
	2019	2020
Profit before income taxes	(674)	(657)
Foreign currency risk
The NEC Group operates its business globally and is exposed to the risk of fluctuation in foreign exchange rates. The NEC Group mitigates foreign currency risk exposures to an extent possible by offsetting trade receivables and payables denominated in the same foreign currencies and conducting hedge transactions mainly on the remaining net exposures and net forecast transaction exposures
using forward exchange contracts.
The NEC Group’s exposure to foreign currency risk as of March 31, 2019 and 2020, is as follows:

	(Thousands of U.S. dollars and euros)
	2019		2020
	U.S. dollars	Euros	U.S. dollars	Euros
Trade receivables	389,194	38,970	310,704	5,883
Trade payables	(333,677)	(34,602)	(290,909)	(9,025)
Forward exchange contracts	37,768	(72,337)	(337,754)	(22,349)

Net exposure	93,285	(67,969)	(317,959)	(25,491)

Sensitivity analysis for foreign exchange rates
Strengthening of the JPY by 1% against the U.S. dollar and euro at the end of the reporting period would have increased or decreased profit before income taxes by the amounts shown below.
This analysis assumes that all other variables, such as interest rates, remain constant.

	JPY (millions)
	2019	2020
	Profit before income taxes	Profit before income taxes
U.S. dollars (1% strengthening of the JPY)	(104)	346
Euros (1% strengthening of the JPY)	85	30
Equity price risk
The NEC Group holds listed equity instruments of parties with which the NEC Group has a business relationship, and, therefore, is exposed to the risk of fluctuation in prices of equity instruments. The equity instruments are held for if the NEC Group determines that it will contribute to the increase of the mid-
to long-term corporate value of the NEC Group after comprehensive consideration of its management strategy, the relationships with business partners and other circumstances.
Sensitivity analysis for fluctuation in equity prices
An increase or decrease of 1% in equity prices based on the price risk of equity instruments at the end of the reporting period would have increased or decreased other components of equity (before tax) by the amounts shown below.

	JPY (millions)
	2019	2020
Increase or decrease of 1% in equity prices	1,290	943
Fair value measurement
Fair value hierarchy
Hierarchy and classification used for the fair value measurement for financial assets and liabilities measured at fair value are as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities
Level 2: Inputs other than quoted prices classified into Level 1 that are observable for the financial asset or liability, either directly or indirectly
Level 3: Unobservable inputs that are not based on observable market data
The NEC Group recognizes transfers between levels of the fair value hierarchy when a triggering event of the change has occurred.
Basis of the fair value measurement for financial instruments
Cash and cash equivalents, trade and other receivables, trade and other payables, and accruals: The fair value is determined as equal or close to the carrying amount since they are to be settled in a short term.
The fair value of loans is measured by discounting estimated future cash flows to the present value based on an interest rate that takes into account the remaining period to the maturity date and credit risk.

Of
available-for-sale
financial assets, equity instruments designated as measured at fair value through other comprehensive income, and financial assets measured at fair value through profit or loss, the fair value of listed equity instruments is determined using a quoted market price at an exchange. The fair value of equity securities with no active market is measured mainly by using the comparable company valuation method or other appropriate valuation methods. Price book-value ratio (PBR) of a comparable company is used as a significant unobservable input in the fair value measurement of the equity securities with no active market. The fair value increases (decreases) as the PBR of a comparable company rises (declines).
Among the fair values of derivative assets and liabilities, forward exchange contracts are determined using quoted forward exchange rates at the end of the fiscal year, while interest rate swaps are calculated as the present value of the estimated future cash flows based on the interest rate at the end of the reporting period.
The fair values of short-term borrowings and long-term borrowings (current portion) are determined as the carrying amount, as the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. The fair value of long-term borrowings (excluding the current portion) is calculated as the present value of the estimated future cash flows, based on the expected interest rate at which a similar new borrowing was made.
The fair value of bonds is determined based on the quoted market price in a non-active
market.
The carrying amounts and fair values of financial assets and liabilities as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019		2020
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets measured at amortized cost:
Cash and cash equivalents	278,314	278,314	359,252	359,252
Trade and other receivables	734,431	734,431	737,484	737,484
Others	46,907	46,907	45,576	45,576

Financial liabilities measured at amortized cost:
Trade and other payables	482,596	482,596	460,881	460,881
Short-term borrowings	80,634	80,634	96,976	96,976
Commercial papers	30,000	30,000	—	—
Current portion of long-term borrowings	48,044	48,044	3,029	3,029
Bonds	199,441	201,107	199,596	200,425
Long-term borrowings	188,687	189,637	220,219	220,879
Accruals	52,775	52,775	56,795	56,795
Others	17,987	17,987	12,412	12,412

Regarding the fair value hierarchy of assets and liabilities (except for those whose fair value is determined as equal or close to the carrying amount) presented in the table above, bonds are categorized as Level 2 and long-term borrowings are categorized as Level 3.
Additionally, accruals that are categorized as financial instruments do not include accruals for employee benefit and accruals by statutory requirements.

Financial assets and liabilities measured at fair value on a recurring basis by fair value category as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
As of March 31, 2019	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss	—	344	4,257	4,601
Equity instruments designated as measured at fair value through other comprehensive income	129,024	—	75,752	204,776
Financial liabilities measured at fair value through profit or loss	—	1,064	—	1,064

	JPY (millions)
As of March 31, 2020	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss	—	1,578	10,531	12,109
Equity instruments designated as measured at fair value through other comprehensive income	94,273	—	72,952	167,225
Financial liabilities measured at fair value through profit or loss	—	1,058	—	1,058
There were no significant financial assets or liabilities that were transferred between levels during the fiscal years ended March 31, 2019 and 2020.
Level 3 fair value
Financial assets classified into Level 3 mainly consist of unquoted equity instruments. The fair value of significant unquoted equity instruments is measured by using comparable company valuation multiples and other appropriate valuation techniques. For the financial assets classified into Level 3, changes of unobservable inputs to reasonably possible alternative assumptions are not expected to cause significant changes in the fair value of those financial assets. Further, fair value measurements of financial assets and liabilities classified into Level 3 are reviewed and approved by the personnel responsible in the accounting department based on relating internal regulations. The significant changes in Level 3 assets measured at fair value on a recurring basis for the fiscal year ended March 31, 2019 and 2020, are mainly due to purchase of equity instruments designated as measured at fair value through other comprehensive income, and purchase of equity instruments measured at fair value through profit or loss, respectively.
Equity instruments designated as financial assets measured at fair value through other comprehensive income
The NEC Group designates long-term stock holdings for the purpose of maintaining and strengthening relationship with its business partners and expanding its revenue base as equity instruments measured at fair value through other comprehensive income. The NEC Group, in principle, makes an irrevocable election to present in other comprehensive income subsequent changes in the fair value of an investment in equity instruments, except those in the form of venture capital investment. The fair value and dividend income of equity instruments designated as measured at fair value through other comprehensive income and recognized in other financial assets are 204,776 million JPY and 4,732 million JPY, respectively, for the fiscal year ended March 31, 2019, and 167,225 million JPY and 4,426 million JPY, respectively, for the fiscal year ended March 31, 2020. Of equity instruments designated as measured at fair value through other comprehensive income, derecognized amount of the fair value is not significant for the fiscal year
s
ended March 31, 2019 and 2020. Also, of equity instruments designated as measured at fair value through other comprehensive income, derecognized amount of accumulated gains and losses is not significant for the fiscal years ended March 31, 2019 and 2020.

Equity instruments designated as measured at fair value through other comprehensive income classified as Level 1 in the fair value hierarchy as of March 31, 2019 and 2020, include the following:

	JPY (millions)
	2019	2020
Hua Hong Semiconductor Ltd.	25,768	19,745
Sumitomo Electric Industries, Ltd.	10,154	7,869
Sumitomo Mitsui Trust Holdings, Inc.	5,203	4,088
Tokyo Broadcasting System Holdings, Inc.	4,881	3,623
COMSYS Holdings Corporation	4,253	3,919
MS&AD Insurance Group Holdings, Inc.	4,211	3,325
DAIKIN INDUSTRIES, LTD	2,961	3,007
MEIDENSHA CORPORATION	2,649	2,832
Seven Bank, Ltd.	3,270	2,790
Equity instruments designated as measured at fair value through other comprehensive income classified as Level 3 in the fair value hierarchy as of March 31, 2019 and 2020, include the following:

	JPY (millions)
	2019	2020
JECC Corporation	35,680	36,788
Dalian Hi-Think Computer Technology Corp.	15,391	11,211
BostonGene Corporation	5,550	5,986
Hedge accounting
There were no significant transactions to which hedge accounting was applied.

Other financial assets and other financial liabilities
A breakdown of other financial assets and other financial liabilities as of March 31, 2019 and 2020, is as follows:

	JPY (millions)
	2019	2020
Financial assets measured at amortized cost:
Deposits	1,897	496
Others	45,010	45,080
Financial assets measured at fair value through other comprehensive income:
Equity instruments	204,776	167,225
Financial assets measured at fair value through profit or loss:
Equity instruments	4,257	10,531
Others	344	1,578

Total	256,284	224,910

Other financial assets-current	5,875	5,584
Other financial assets-non-current	250,409	219,326

Total	256,284	224,910

Financial liabilities measured at amortized cost:
Deposits received	5,984	5,636
Long-term accounts payable	39,713	39,793
Others	16,825	10,910
Financial liabilities measured at fair value through profit or loss:
Others	1,064	1,058

Total	63,586	57,397

Other financial liabilities-current	16,169	14,995
Other financial liabilities-non-current	47,417	42,402

Total	63,586	57,397